RESTRUCTURING (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring [Line Items]
Expense of restructuring activities	R 436.2	R 1,252.4	R 142.8
Gold
Restructuring [Line Items]
Expense of restructuring activities	108.1	357.0	R 14.2
Marikana operations
Restructuring [Line Items]
Expense of restructuring activities	R 271.4	R 867.0